Schedule of investments
Delaware Ivy High Income Fund
June 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.16%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	4,857,000	$ 4,402,870
Total Convertible Bond (cost $4,277,391)		4,402,870

Corporate Bonds — 78.09%
Automotive — 0.55%
Goodyear Tire & Rubber 5.25% 7/15/31	18,975,000	15,281,232
		15,281,232
Banking — 0.48%
Deutsche Bank 6.00% 10/30/25 μ, ψ	15,400,000	13,359,500
		13,359,500
Basic Industry — 2.80%
Cerdia Finanz 144A 10.50% 2/15/27 #	12,970,000	10,667,856
Chemours 144A 5.75% 11/15/28 #	18,340,000	15,664,286
FMG Resources August 2006
144A 5.875% 4/15/30 #	13,205,000	11,906,090
144A 6.125% 4/15/32 #	5,955,000	5,371,321

Novelis 144A 4.75% 1/30/30 #	24,909,000	20,751,439
Vibrantz Technologies 144A 9.00% 2/15/30 #	18,063,000	12,758,702
		77,119,694
Capital Goods — 3.37%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	8,075,311	6,003,025
Clydesdale Acquisition Holdings 144A 6.625% 4/15/29 #	3,010,000	2,832,605
Sealed Air 144A 5.00% 4/15/29 #	8,655,000	8,104,196
TransDigm
4.625% 1/15/29	7,388,000	5,964,665
5.50% 11/15/27	37,552,000	31,982,663
Wesco Aircraft Holdings
144A 8.50% 11/15/24 #	31,156,000	16,512,680
144A 9.00% 11/15/26 #	34,006,000	19,868,512
144A 13.125% 11/15/27 #	4,540,000	1,428,057
		92,696,403
Communications — 10.12%
Altice Financing 144A 5.75% 8/15/29 #	25,860,000	20,825,963
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Altice France
144A 5.125% 7/15/29 #	11,143,000	$ 8,448,010
144A 5.50% 10/15/29 #	5,739,000	4,401,727

Altice France Holding 144A 6.00% 2/15/28 #	33,946,000	24,157,841
Connect Finco 144A 6.75% 10/1/26 #	24,994,000	22,544,713
Consolidated Communications
144A 5.00% 10/1/28 #	5,170,000	4,140,498
144A 6.50% 10/1/28 #	23,081,000	19,689,940

Digicel 144A 6.75% 3/1/23 #	22,112,000	13,329,003
Digicel Group Holdings
144A PIK 7.00% 4/21/22 #, ψ, >	3,452,740	1,614,156
144A PIK 8.00% 4/1/25 #, >	7,105,661	5,012,195
PIK 10.00% 4/1/24 >	24,530,802	23,926,731
Digicel International Finance
144A 8.00% 12/31/26 #	7,323,665	4,958,564
144A 8.75% 5/25/24 #	15,719,000	14,642,642
Frontier Communications Holdings
144A 5.875% 10/15/27 #	8,265,000	7,452,572
5.875% 11/1/29	5,789,667	4,464,644
144A 6.00% 1/15/30 #	3,564,000	2,752,210
144A 6.75% 5/1/29 #	15,295,000	12,622,428
144A 8.75% 5/15/30 #	4,190,000	4,244,449

LCPR Senior Secured Financing DAC 144A 5.125% 7/15/29 #	4,350,000	3,640,537
Ligado Networks 144A PIK 15.50% 11/1/23 #, >	38,873,752	21,186,195
Northwest Fiber
144A 4.75% 4/30/27 #	5,715,000	4,714,086
144A 6.00% 2/15/28 #	7,848,000	5,651,321
144A 10.75% 6/1/28 #	6,401,000	5,704,219

Sprint Capital 6.875% 11/15/28	1,739,000	1,833,793
Telesat Canada
144A 5.625% 12/6/26 #	29,713,000	18,815,457
144A 6.50% 10/15/27 #	5,107,000	2,155,132

T-Mobile USA 3.50% 4/15/31	2,435,000	2,107,407
Windstream Escrow 144A 7.75% 8/15/28 #, *	16,847,000	13,608,501
		278,644,934
Consumer Goods — 2.80%
Kronos Acquisition Holdings 144A 5.00% 12/31/26 #	11,043,000	9,455,624
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	29,962,000	20,578,201
Performance Food Group 144A 4.25% 8/1/29 #	23,659,000	19,802,110
NQ-IV009 [6/22] 8/22 (2352403)    1

Schedule of investments
Delaware Ivy High Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Goods (continued)
Pilgrim's Pride 144A 4.25% 4/15/31 #	17,908,000	$ 14,996,070
Post Holdings 144A 4.50% 9/15/31 #	7,375,000	6,053,400
Simmons Foods 144A 4.625% 3/1/29 #	7,408,000	6,274,909
		77,160,314
Energy — 12.76%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	3,695,000	3,256,828
144A 7.00% 11/1/26 #	8,882,000	8,272,073
144A 8.25% 12/31/28 #	741,000	706,730
Bellatrix Exploration
8.50% 9/11/23 **, =	6,693,000	0
12.50% 12/15/23 **, =	7,293,000	0
Callon Petroleum
144A 7.50% 6/15/30 #	7,590,000	6,995,551
144A 8.00% 8/1/28 #	16,270,000	15,652,960

CNX Resources 144A 6.00% 1/15/29 #	25,370,000	23,746,574
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	7,419,000	6,615,263
144A 6.00% 2/1/29 #	1,476,000	1,290,533

EQM Midstream Partners 144A 4.75% 1/15/31 #	37,005,000	29,617,507
Genesis Energy
7.75% 2/1/28	14,335,000	12,420,561
8.00% 1/15/27	22,288,000	19,787,286
Hilcorp Energy I
144A 6.00% 4/15/30 #	20,775,000	18,107,905
144A 6.25% 4/15/32 #	4,140,000	3,643,407
KCA Deutag UK Finance
144A 9.875% 12/1/25 #, *	1,488,000	1,418,064
9.875% 12/1/25	5,720,831	5,451,952

Laredo Petroleum 10.125% 1/15/28	15,088,000	14,956,961
Mesquite Energy 144A 7.25% 2/15/23 ‡	3,888,000	58,320
Murphy Oil 6.375% 7/15/28	33,127,000	30,955,194
NuStar Logistics
6.00% 6/1/26	16,523,000	15,478,251
6.375% 10/1/30	16,710,000	14,544,984
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Occidental Petroleum
4.20% 3/15/48	955,000	$ 745,557
4.40% 4/15/46	3,873,000	3,136,774
4.40% 8/15/49	7,410,000	5,945,591
4.50% 7/15/44	3,985,000	3,165,923
6.45% 9/15/36	8,895,000	9,138,901
6.60% 3/15/46	13,850,000	14,749,696
6.625% 9/1/30	13,630,000	14,063,707

Offshore Group Invest 7.50% 11/1/19 =	20,035,000	0
PBF Holding 144A 9.25% 5/15/25 #	33,323,000	34,885,016
Southwestern Energy
5.375% 2/1/29	2,990,000	2,779,115
5.375% 3/15/30	21,650,000	19,961,949

Weatherford International 144A 8.625% 4/30/30 #	11,875,000	9,876,869
		351,426,002
Financial Services — 4.22%
Air Lease 4.65% 6/15/26 μ	7,786,000	6,484,879
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	4,872,000	4,055,238
Compass Group Diversified Holdings 144A 5.25% 4/15/29 #	29,618,000	24,498,677
Highlands Holdings Bond Issuer 144A PIK 7.625% 10/15/25 #, >	19,256,975	18,626,020
Medline Borrower
144A 3.875% 4/1/29 #	22,131,000	18,924,661
144A 5.25% 10/1/29 #, *	3,924,000	3,235,024

New Cotai 5.00% 2/2/27	21,805,540	21,805,539
StoneX Group 144A 8.625% 6/15/25 #	18,625,000	18,706,019
		116,336,057
Healthcare — 7.77%
Avantor Funding 144A 3.875% 11/1/29 #	13,867,000	12,148,532
Bausch Health 144A 6.125% 2/1/27 #	12,880,000	10,971,120
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	18,185,000	15,216,262
CHS
144A 4.75% 2/15/31 #, *	12,020,000	8,833,177
144A 5.25% 5/15/30 #	6,560,000	4,996,883
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	6,252,000	5,387,692
144A 6.50% 10/15/28 #	10,770,000	8,902,805

2    NQ-IV009 [6/22] 8/22 (2352403)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Encompass Health
4.625% 4/1/31	5,620,000	$ 4,558,999
4.75% 2/1/30	3,915,000	3,286,427

Hadrian Merger Sub 144A 8.50% 5/1/26 #	8,941,000	8,512,994
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	18,383,000	14,874,351
Organon & Co. 144A 5.125% 4/30/31 #	26,785,000	23,208,399
P&L Development 144A 7.75% 11/15/25 #	22,970,000	16,112,883
Par Pharmaceutical 144A 7.50% 4/1/27 #	16,977,000	12,955,998
StoneMor 144A 8.50% 5/15/29 #	23,667,000	21,068,245
Tenet Healthcare
144A 4.375% 1/15/30 #	16,530,000	14,017,688
144A 6.125% 10/1/28 #	16,925,000	14,536,375

US Renal Care 144A 10.625% 7/15/27 #	38,595,000	14,569,612
		214,158,442
Insurance — 3.07%
Ardonagh Midco 2 144A 11.50% 1/15/27 #, *, >	38,268,768	40,054,389
HUB International 144A 5.625% 12/1/29 #	26,605,000	22,010,524
NFP 144A 6.875% 8/15/28 #	27,031,000	22,377,883
		84,442,796
Leisure — 4.40%
Carnival
144A 5.75% 3/1/27 #	24,678,000	17,909,071
144A 6.00% 5/1/29 #	29,460,000	20,799,644
144A 7.625% 3/1/26 #	3,693,000	2,868,999
144A 9.875% 8/1/27 #	7,429,000	7,257,464
144A 10.50% 2/1/26 #	1,803,000	1,798,348
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	18,683,000	13,625,699
144A 5.50% 4/1/28 #	36,986,000	25,792,372

Scientific Games Holdings 144A 6.625% 3/1/30 #	18,485,000	15,741,272
Scientific Games International 144A 7.25% 11/15/29 #	16,450,000	15,449,676
		121,242,545
Media — 10.31%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	27,779,000	23,867,717
AMC Networks 4.25% 2/15/29	17,696,000	14,391,537
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
Arches Buyer
144A 4.25% 6/1/28 #	22,177,000	$ 18,118,609
144A 6.125% 12/1/28 #	18,049,000	14,746,214

Cars.com 144A 6.375% 11/1/28 #	11,085,000	9,353,800
CCO Holdings
144A 4.50% 8/15/30 #	10,995,000	9,164,147
144A 4.75% 2/1/32 #	13,515,000	11,099,870

Clear Channel International 144A 6.625% 8/1/25 #	2,812,000	2,619,069
CMG Media 144A 8.875% 12/15/27 #	17,022,000	13,494,276
CSC Holdings
144A 4.50% 11/15/31 #	7,627,000	5,905,586
144A 4.625% 12/1/30 #	29,266,000	19,660,167
144A 5.00% 11/15/31 #	11,141,000	7,526,774
144A 5.75% 1/15/30 #	7,623,000	5,566,543

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	16,035,000	14,794,613
Directv Financing 144A 5.875% 8/15/27 #	26,815,000	22,961,819
DISH DBS 144A 5.75% 12/1/28 #	18,330,000	13,606,084
Nielsen Finance
144A 5.625% 10/1/28 #	11,107,000	10,346,781
144A 5.875% 10/1/30 #	9,256,000	8,515,520

Sirius XM Radio 144A 4.125% 7/1/30 #	23,534,000	19,711,372
Stagwell Global 144A 5.625% 8/15/29 #	18,723,000	15,096,823
VTR Comunicaciones 144A 4.375% 4/15/29 #	14,811,000	10,155,458
VTR Finance 144A 6.375% 7/15/28 #	5,206,000	3,722,903
VZ Secured Financing 144A 5.00% 1/15/32 #	11,580,000	9,635,486
		284,061,168
Real Estate — 0.06%
Uniti Group 144A 4.75% 4/15/28 #	1,859,000	1,532,987
		1,532,987
Retail — 3.02%
Asbury Automotive Group
4.50% 3/1/28	12,172,650	10,576,633
144A 4.625% 11/15/29 #	366,000	302,931
4.75% 3/1/30	12,623,650	10,394,881
144A 5.00% 2/15/32 #	366,000	299,747

NQ-IV009 [6/22] 8/22 (2352403)    3

Schedule of investments
Delaware Ivy High Income Fund   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)

CP Atlas Buyer 144A 7.00% 12/1/28 #	5,339,000	$ 3,863,247
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	21,604,000	18,327,138
Michaels
144A 5.25% 5/1/28 #, *	13,002,000	10,245,381
144A 7.875% 5/1/29 #, *	10,143,000	6,714,767

PetSmart 144A 7.75% 2/15/29 #	24,727,000	22,322,423
		83,047,148
Services — 4.18%
Adtalem Global Education 144A 5.50% 3/1/28 #	23,142,000	20,695,081
Ahern Rentals 144A 7.375% 5/15/23 #	19,386,000	15,024,150
NESCO Holdings II 144A 5.50% 4/15/29 #	22,390,000	18,817,228
PECF USS Intermediate Holding III 144A 8.00% 11/15/29 #	5,590,000	4,437,901
Sabre GLBL
144A 7.375% 9/1/25 #	1,481,000	1,376,523
144A 9.25% 4/15/25 #	3,740,000	3,611,063
Staples
144A 7.50% 4/15/26 #	13,597,000	11,311,344
144A 10.75% 4/15/27 #	40,861,000	27,079,198

White Cap Buyer 144A 6.875% 10/15/28 #	15,906,000	12,746,750
		115,099,238
Technology & Electronics — 3.33%
Entegris Escrow 144A 5.95% 6/15/30 #	21,920,000	20,901,597
Minerva Merger Sub 144A 6.50% 2/15/30 #	18,150,000	15,146,992
NCR
144A 5.00% 10/1/28 #	11,115,000	9,439,433
144A 5.125% 4/15/29 #	40,980,000	34,745,712
144A 5.25% 10/1/30 #	3,706,000	3,201,187
144A 5.75% 9/1/27 #	4,162,000	3,699,040
144A 6.125% 9/1/29 #	5,323,000	4,610,668
		91,744,629
Transportation — 2.37%
Grupo Aeromexico 144A 8.50% 3/17/27 #	12,340,000	11,936,010
Seaspan 144A 5.50% 8/1/29 #	27,880,000	22,281,275
VistaJet Malta Finance 144A 6.375% 2/1/30 #	38,720,000	31,078,221
		65,295,506
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Utilities — 2.48%
Calpine
144A 4.625% 2/1/29 #, Ω	13,165,000	$ 10,974,805
144A 5.00% 2/1/31 #, Ω	1,495,000	1,210,629
144A 5.125% 3/15/28 #, Ω	21,855,000	19,292,392
Vistra
144A 7.00% 12/15/26 #, μ, ψ, Ω	24,815,000	22,569,118
144A 8.00% 10/15/26 #, μ, ψ, Ω	14,795,000	14,280,726
		68,327,670
Total Corporate Bonds (cost $2,568,555,811)		2,150,976,265

Municipal Bonds — 0.91%
Commonwealth of Puerto Rico
Series C 2.637% 11/1/43•	3,003,804	1,498,147
Series A-1 2.987% 7/1/24^	309,458	283,383
Series A-1 4.00% 7/1/33	601,590	552,627
Series A-1 4.00% 7/1/35	540,749	485,701
Series A-1 4.00% 7/1/37	464,106	411,950
Series A-1 4.00% 7/1/41	631,006	547,902
Series A-1 4.00% 7/1/46	656,238	552,966
Series A-1 4.362% 7/1/33^	774,189	435,992
Series A-1 5.25% 7/1/23	335,954	342,139
Series A-1 5.625% 7/1/27	663,935	707,190
Series A-1 5.625% 7/1/29	653,164	702,556
Series A-1 5.75% 7/1/31	634,413	694,289

GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	20,086,746	17,826,987
Total Municipal Bonds (cost $27,067,662)		25,041,829

Loan Agreements — 14.99%
Advantage Sales & Marketing Tranche B-1 6.166% (LIBOR02M + 4.50%) 10/28/27 •	25,468,159	23,486,431
Amynta Agency Borrower Tranche B 1st Lien 6.166% (LIBOR01M + 4.50%) 2/28/25 •	36,288,306	35,108,936
Ankura Consulting Group 1st Lien 6.14% (SOFR01M + 4.50%) 3/17/28 •	7,350,368	6,946,098
Applied Systems 2nd Lien 7.75% (LIBOR03M + 5.50%) 9/19/25 •	19,308,334	18,713,000

4    NQ-IV009 [6/22] 8/22 (2352403)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
Ascent Resources Utica Holdings 2nd Lien 10.021% (LIBOR03M + 9.00%) 11/1/25 •	5,650,000	$ 5,960,750
Clydesdale Acquisition Holdings 5.936% (LIBOR01M + 3.25%) 4/13/29 •	4,830,000	4,542,716
CNT Holdings I 2nd Lien 7.94% (LIBOR01M + 6.75%) 11/6/28 •	9,822,000	9,465,953
Covis Finco Tranche B 8.705% (SOFR01M + 5.50%) 2/18/27 •	14,812,500	12,516,562
CP Atlas Buyer Tranche B 5.416% (LIBOR01M + 3.75%) 11/23/27 •	13,157,324	11,565,288
CPC Acquisition 2nd Lien 10.00% (LIBOR03M + 7.75%) 12/29/28 •	2,354,000	2,098,003
Edelman Financial Engines Center 2nd Lien 8.416% (LIBOR01M + 6.75%) 7/20/26 •	30,014,000	27,650,397
Epic Crude Services 7.08% (LIBOR03M + 5.00%) 3/2/26 •	22,973	19,729
Foresight Energy Operating Tranche A 10.25% (LIBOR03M + 8.00%) 6/30/27 •	7,659,738	7,659,738
Form Technologies Tranche B 6.006% (LIBOR03M + 4.75%) 7/22/25 •	55,447,180	51,011,406
Gulf Finance 8.496% (LIBOR01M + 6.75%) 8/25/26 •	7,049,668	5,260,814
Heartland Dental 5.75% (LIBOR03M + 5.00%) 4/30/25 •	7,230,000	6,796,200
Hexion Holdings 1st Lien 5.924% (SOFR01M + 4.50%) 3/15/29 •	2,565,000	2,306,897
Hexion Holdings 2nd Lien 8.871% (SOFR01M + 0.00%) 3/15/30 •	15,845,000	14,022,825
Jones DesLauriers Insurance Management 1st Lien
6.063% (CDOR03M + 4.25%) 3/27/28 •	23,890,804	17,261,069
6.063% (CDOR03M + 4.25%) 3/27/28 •	5,445,959	3,955,851

	Principalamount°	Value (US $)

Loan Agreements (continued)

Jones DesLauriers Insurance Management 2nd Lien 9.313% (CDOR03M + 7.50%) 3/26/29 •	12,182,639	$ 8,849,260
Jones DesLauriers Insurance Management 2nd Lien TBD 10.128% 3/26/29 X, •	1,225,361	890,081
Lealand Finance Company 4.666% (LIBOR01M + 3.00%) 6/28/24 •	563,901	352,438
MLN US HoldCo Tranche B 1st Lien 5.62% (LIBOR01M + 4.50%) 11/30/25 •	34,137,915	23,100,000
MLN US HoldCo Tranche B 2nd Lien 9.87% (LIBOR01M + 8.75%) 11/30/26 •	16,995,184	12,185,547
Pre Paid Legal Services 2nd Lien 8.666% (LIBOR01M + 7.00%) 12/14/29 •	9,410,000	8,892,450
SPX Flow 4/5/29 •	18,761,739	17,557,855
Swf Holdings I 5.595% (LIBOR01M + 4.00%) 10/6/28 •	14,914,189	12,279,344
U.S. Renal Care Tranche B 1st Lien 6.688% (LIBOR01M + 5.00%) 6/26/26 •	17,420,930	12,047,653
UKG 2nd Lien 7.535% (LIBOR03M + 5.25%) 5/3/27 •	24,051,000	22,337,366
United PF Holdings 1st Lien 10.751% (LIBOR03M + 8.50%) 12/30/26 •	5,039,242	4,913,261
Waterbridge Midstream Operating 7.392% (LIBOR03M + 5.75%) 6/22/26 •	6,020	5,773
West Corporation Tranche B 5.666% (LIBOR01M + 4.00%) 10/10/24 •	26,957,713	23,015,147
Total Loan Agreements (cost $454,674,935)		412,774,838
	Number of shares
Common Stocks — 2.60%
Basic Industry — 0.62%
Foresight Energy <<, †	1,117,414	16,582,418
Westmoreland Coal =, †	211,917	535,091
		17,117,509
Consumer Cyclical — 0.49%
New Cotai <<, =, †	20,316,462	310,167

NQ-IV009 [6/22] 8/22 (2352403)    5

Schedule of investments
Delaware Ivy High Income Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Cyclical (continued)
Studio City International Holdings ADR †	2,267,875	$ 4,875,931
Studio City International Holdings ADR †	3,843,131	8,262,732
		13,448,830
Consumer Goods — 0.00%
ASG Warrant <<, =	19,688	0
		0
Energy — 0.00%
Sabine Oil & Gas Holdings †	5,385	6,671
Vantage Drilling International †	5,353	86,986
		93,657
Industrials — 0.09%
BIS Industries Holdings <<, †	19,682,813	0
Maritime Finance <<	1,750,000	2,504,182
		2,504,182
Media — 0.00%
Cumulus Media †	115	889
		889
Retail — 0.27%
True Religion Apparel <<, †	395	7,307,266
		7,307,266
Services — 1.07%
Laureate Education	2,557,942	29,595,389
		29,595,389
Utilities — 0.06%
Larchmont Resources <<, =, †	18,338	1,678,897
		1,678,897
Total Common Stocks (cost $355,625,588)		71,746,619

Preferred Stock — 0.07%
True Religion Apparel 0.000% <<, ω	410	2,050,430
Total Preferred Stock (cost $6,748,583)		2,050,430
	Principal amount°
Investment Company — 0.49%
KCA Deutag International	164,333	13,393,139
Total Investment Company (cost $6,737,653)		13,393,139

	Number of shares	Value (US $)
Warrants — 0.02%
California Resources †	40,269	$ 413,563
Total Warrants (cost $3,503,208)		413,563

Short-Term Investments — 1.66%
Money Market Mutual Fund — 1.66%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 1.37%)	45,790,901	45,790,901
Total Short-Term Investments (cost $45,790,901)		45,790,901

Total Value of Securities Before Securities Lending Collateral—98.99% (cost $3,472,981,732)		2,726,590,454

Securities Lending Collateral — 1.91%
Money Market Mutual Fund — 1.91%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 1.47%)	52,607,913	52,607,913
Total Securities Lending Collateral (cost $52,607,913)		52,607,913

Total Value of Securities—100.90% (cost $3,525,589,645)		2,779,198,367■
Obligation to Return Securities Lending Collateral — (1.91%)		(52,607,913)
Receivables and Other Assets Net of Liabilities — 1.01%		27,856,177
Net Assets Applicable to 479,217,667 Shares Outstanding—100.00%		$2,754,446,631
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.
<<	Affiliated company.
X	This loan will settle after June 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

6    NQ-IV009 [6/22] 8/22 (2352403)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
ω	Perpetual security with no stated maturity date.
‡	Non-income producing security. Security is currently in default.
**	Issuer is not an affiliated investment of the Fund at June 30, 2022.
*	Fully or partially on loan.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $1,793,216,013, which represents 65.10% of the Fund's net assets.
ψ	Perpetual security. Maturity date represents next call date.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
■	Includes $59,573,948 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $11,069,507.
NQ-IV009 [6/22] 8/22 (2352403)    7

Schedule of investments
Delaware Ivy High Income Fund   (Unaudited)
The following foreign currency exchange contracts and futures contracts were outstanding at June 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNYM	CAD	(43,890,000)	USD	33,989,793	8/19/22	$—	$(110,572)
The use of foreign currency exchange contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon
CDOR – Canadian Dollar Offered Rate
CDOR03M – 3 Month Canadian Dollar Offered Rate
DAC – Designated Activity Company
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
TBD – To be determined
Summary of currencies:
CAD – Canadian Dollar
USD – US Dollar
8    NQ-IV009 [6/22] 8/22 (2352403)